Liabilities Subject to Compromise - Unsecured Lines of Credit (Detail) - Telemar - Unsecured Line Of Credit R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$) Installment	Dec. 31, 2016 BRL (R$)	May 31, 2008 BRL (R$)
Liabilities Subject To Compromise Disclosures [Line Items]
Debt, aggregate amount | R$			R$ 4,300
Debt, aggregate amount of claim | R$	R$ 2,324	R$ 2,324
Semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date to be made to pay the recognized claims	24
Rate at which recognized amount of claims accrue interest as a percentage of CDI rate	80.00%
Installment One
Liabilities Subject To Compromise Disclosures [Line Items]
Semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date to be made to pay the recognized claims	10
Percentage of amount of recognized claims to be settled with each semi-annual installment	2.00%
Installment Two
Liabilities Subject To Compromise Disclosures [Line Items]
Semi-annual installments beginning in the 66th month following the Brazilian Confirmation Date to be made to pay the recognized claims	13
Percentage of amount of recognized claims to be settled with each semi-annual installment	5.70%